Transfer of Financial Assets	12 Months Ended
Dec. 31, 2020
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Transfer of Financial Assets
NOTE 49. TRANSFER OF FINANCIAL ASSETS

All portfolio sales carried out by the Group are without recourse; therefore, they all qualify for the full derecognition of financial assets.
When this derecognition takes place, the difference between the book value and the value in the offsetting entry is charged to Income.